Consolidated Statements of Financial Position - CAD ($)	Sep. 30, 2025	Sep. 30, 2024
ASSETS
Cash and cash equivalents	$ 6,686,429	$ 256,828
Restricted short-term investment	47,500	30,000
Trade and other receivables	1,494,152	567,875
Inventories	519,609	533,163
Prepaid expenses and other	163,562	179,051
Deferred costs	34,773	275,438
Current assets	8,946,025	1,842,355
Property and equipment	279,132	311,712
Right-of-use assets	1,165,181	230,124
Deposit	46,132	28,806
Intangible assets	2,390,030	3,174,832
Deferred costs	94,976	29,319
Non-current assets	3,975,451	3,774,793
Total Assets	12,921,476	5,617,148
Liabilities
Accounts payable and accrued liabilities	2,310,662	1,660,637
Accrued royalties liability	200,000	200,000
Lease obligations	188,907	147,078
Contract liabilities	7,671	120,571
Warrant liabilities	210,965	847,295
Current liabilities	2,918,205	2,975,581
Accrued royalties liability	1,087,009	1,118,135
Lease obligations	1,114,543	155,145
Non-current liabilities	2,201,552	1,273,280
Total Liabilities	5,119,757	4,248,861
Shareholders' Equity
Share capital	47,003,991	37,822,725
Warrants	7,764,412	1,084,687
Contributed surplus	5,398,445	5,152,753
Accumulated other comprehensive loss	(85,077)	(38,520)
Accumulated deficit	(52,280,052)	(42,653,358)
Total Shareholders' Equity	7,801,719	1,368,287
Total Liabilities and Shareholders' Equity	$ 12,921,476	$ 5,617,148